BORROWINGS	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
17	BORROWINGS

Borrowings consist of the following:

	December 31, 2011	December 31, 2010

China Merchants Bank (a)	$7,383,668	$7,562,000
Other loans (b)	397,161	696,693
	$7,780,829	$8,258,693

Reported as:	December 31, 2011	December 31, 2010

Short-term borrowings	$7,622,702	$7,836,930
Long-term borrowings	158,127	421,763
	$7,780,829	$8,258,693

(a)	The loan was due within one year and was used to finance daily operations. The weighted average effective interest rate applicable to the loan interest was approximately 6% per annum (2010: 5.6% per annum). The loans are secured by a property of the Group.

(b)	The amount represented a loan financing arrangement raised by a subsidiary for acquiring a printing machinery with an interest rate of 5.85%. Included in the loan was $158,127 to be repaid after one year.